UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Ultra Short-Term Bond Fund	November 30, 2020
TRBUX	Investor Class
TRSTX	I Class

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

HIGHLIGHTS

■	The fund returned 2.16% in the six months ended November 30, 2020, outperforming its benchmark and its Lipper peer group average.

■	Sector allocation and security selection aided performance. Investment-grade corporate bond holdings led gains as the market continued its dramatic rally and credit spreads compressed.

■	Investment-grade corporate bonds remain the fund’s largest sector exposure, but we added modest exposure to the municipal sector in response to an influx of taxable municipal bond issuance.

■	We believe the slow economic recovery that began in the middle of 2020 will continue and that 2021 will be a year of incremental improvement.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Nearly all major stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended November 30, 2020, as markets recovered from the steep sell-off in February and March. Extraordinary fiscal and monetary support from global governments and central banks helped spur the rebound, although the pandemic continued to pose significant public health and economic challenges.

In the U.S., the large-cap Dow Jones Industrial Average and S&P 500 Index reached record highs, as did the technology-heavy Nasdaq Composite Index—a result that few would have predicted in late March after the benchmarks tumbled more than 30% in response to the initial spread of the coronavirus. Large-cap information technology and internet-related firms that benefited from the work-from-home environment led the rebound. However, a series of announcements in November about successful vaccine trials raised hopes for a broader recovery in 2021 and boosted some sectors that had been beaten down in the initial phases of the pandemic. Meanwhile, former Vice President Joe Biden’s victory in the presidential election led to a reduction in political uncertainty.

In the S&P 500, industrials and materials were the top performers, and the consumer discretionary and technology sectors also recorded very strong results. Energy companies rallied late in the period as oil prices rose, but the sector still finished with negative results. Growth stocks outperformed their value counterparts, and a late surge helped smaller-cap shares finish the period with stronger results than larger companies.

Most equity markets outside the U.S. also performed well. Emerging markets outpaced developed markets, and Asian shares were among the top performers as China and other countries in the region proved successful in controlling the coronavirus. A weaker U.S. dollar generally supported returns for U.S. investors in foreign securities.

Within the fixed income universe, intermediate- and longer-term Treasury yields ticked higher during the period but remained very low by historical standards, a factor that encouraged investors to seek out riskier securities with higher return potential. High yield bonds were especially strong as investors grew less risk averse, allowing the market to absorb heavy new issuance and the arrival of numerous “fallen angels,” or issuers that lost their investment-grade credit rating. Emerging markets bonds and investment-grade corporate debt also performed well amid the search for yield, while Treasuries recorded modest losses. (Bond prices and yields move in opposite directions.)

The firm response by governments and central banks around the world was a key factor in supporting the economic and market recovery. In the U.S., the federal government’s relief package totaled $2.4 trillion, or over 11% of gross domestic product (GDP), while the Federal Reserve cut interest rates close to zero in March and purchased massive amounts of government, mortgage-backed, and corporate bonds during the period to stimulate the economy and increase liquidity in the fixed income market.

Boosted by the stimulus, GDP increased 33.1% in the third quarter, according to the latest estimates, erasing much of the steep decline suffered in the first half of the year. However, there were signs that the recovery was slowing as the fiscal impact of the pandemic relief programs began to fade and coronavirus cases surged again in the U.S. and Europe in the fall. By October, retail sales and payroll growth had slowed to their lowest levels since the rebound began in the spring. Negotiations for a renewed stimulus effort in the U.S. continued at the end of the period.

We are hopeful that the distribution of vaccines will bring about an eventual return to normalcy in the coming year, but many uncertainties remain. The economic effects of the pandemic are likely to echo for some time, and the recovery could be markedly uneven across countries, industries, and individual companies. In this environment, we believe strong fundamental analysis and skilled active security selection will remain critical components of investment success.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity.

FUND COMMENTARY

How did the fund perform in the past six months?

The fund returned 2.16% in the six months ended November 30, 2020. The fund outperformed its benchmark, the Bloomberg Barclays Short-Term Government/Corporate Index, as well as its Lipper peer group average. (Returns for I Class shares varied slightly, reflecting a different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The second half of 2020 saw financial markets outpace the global economy’s slow and incomplete recovery, with many markets optimistically waiting for the first coronavirus vaccines and looking beyond a resurgence in COVID-19 infections. This caps off a historic year that saw credit spreads reach the tightest level on record in February, only to see the widest level outside the 2008–2009 financial crisis the following month. (Credit spreads are a measure of the additional yield offered by bonds compared with Treasuries.)

Throughout the period, the Federal Reserve remained historically accommodative, holding its target overnight rate in the 0.00%–0.25% range and providing much-needed liquidity through various lending facilities. With the Fed’s support, front-end Treasury yields stayed anchored at low levels.

The fund’s overweight allocation to investment-grade corporate bonds, coupled with security selection within the sector, was the largest driver of relative performance. Investment-grade credit spreads continued their dramatic rally amid low government bond yields and direct support from the Fed’s Secondary Market Corporate Credit Facility. Bonds issued by European banks, including Nordea and Skandinav Enskil, helped performance as low rates brought renewed loan demand and higher trading volumes. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Securitized holdings across residential mortgage-backed securities (RMBS), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) also made solid contributions to performance. These sectors are directly linked to the health of the U.S. consumer sector, which gained resilience from the fiscal and monetary stimulus introduced to combat the fallout brought on by the spread of the coronavirus.

Over the past six months, changes in interest rate levels influenced performance positively as rates gradually moved lower over the summer and have stabilized since early fall.

How is the fund positioned?

Duration remains at the higher end of the fund’s historic range. While an ongoing economic recovery could push yields higher in 2021, the fund has exposure to short-term yields, which are likely to stay low given the Federal Reserve’s ongoing accommodative monetary policy. (Duration measures a bond’s or a bond fund’s sensitivity to changes in interest rates.)

The strategy remains overweight corporate bonds, as most companies built up more than enough liquidity to weather the current economic uncertainty. Within the asset class, the fund carries overweight allocations to the European banking and global automotive sectors, both of which have proved resilient throughout 2020. In addition, the fund is overweight sectors in which our analysts have differentiated views versus the market, such as energy.

Corporate debt represented just under 60% of the portfolio as of November 30, 2020, mostly allocated across bonds rated A and BBB. Securitized sectors, including ABS, RMBS, and CMBS, still represent an important part of the fund’s positioning and continue to provide steady income and diversification benefits. Finally, in response to an increasing number of municipal issuers bringing taxable municipal bonds to market, the fund has added a modest position in the municipal sector, focusing on securities that our municipal analysts have identified as having attractive risk-adjusted yields.

What is portfolio management’s outlook?

The spread of coronavirus is an ongoing headwind for the global economy. However, the distribution of vaccines with high efficacy rates provides a potential pathway back to more normal economic activity. We believe the slow economic recovery that began in the middle of 2020 will continue and that 2021 will be a year of incremental improvement.

It remains to be seen whether the pandemic will have done lasting structural damage to specific sectors and how quickly, if at all, employment can return to pre-pandemic levels. The fund continues to invest in durable companies and structures that are well positioned to withstand a variety of economic outcomes. While yield curves could steepen in 2021, the Federal Reserve is likely to retain an accommodative stance and will continue to employ extraordinary measures to keep short-term yields steady around current levels.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF BOND INVESTING

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2020, Bloomberg Index Services Ltd. Used with permission.

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2020 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

November 30, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

	Par/Shares	$ Value
CORPORATE BONDS 51.3%		
AIRLINES 0.6%		
Delta Air Lines, 2.60%, 12/4/20	495	495
SMBC Aviation Capital Finance, 2.65%, 7/15/21 (1)	2,000	2,012
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1)	15,000	15,372
Southwest Airlines, 4.75%, 5/4/23	1,700	1,844
		19,723
AUTOMOTIVE 3.6%		
American Honda Finance, 0.875%, 7/7/23	5,000	5,052
American Honda Finance, 1.95%, 5/10/23	4,545	4,709
American Honda Finance, 3.15%, 1/8/21	1,500	1,504
BMW U.S. Capital, FRN, 3M USD LIBOR + 0.64%, 0.874%, 4/6/22 (1)	1,000	1,004
Daimler Finance North America, 1.75%, 3/10/23 (1)	10,000	10,238
Daimler Finance North America, FRN, 3M USD LIBOR + 0.43%, 0.644%, 2/12/21 (1)	1,000	1,000
Daimler Finance North America, FRN, 3M USD LIBOR + 0.45%, 0.663%, 2/22/21 (1)	2,000	2,001
Daimler Finance North America, FRN, 3M USD LIBOR + 0.67%, 0.895%, 11/5/21 (1)	4,000	4,013
Ford Motor Credit, FRN, 3M USD LIBOR + 0.81%, 1.044%, 4/5/21	3,000	2,981
General Motors, 4.875%, 10/2/23	5,000	5,518
Hyundai Capital America, 1.15%, 11/10/22 (1)	4,645	4,667
Hyundai Capital America, 1.25%, 9/18/23 (1)	6,155	6,197
Hyundai Capital America, 2.375%, 2/10/23 (1)	5,960	6,123
Hyundai Capital America, 2.85%, 11/1/22 (1)	1,667	1,724
Hyundai Capital America, 3.00%, 6/20/22 (1)	1,155	1,191
Hyundai Capital America, 3.95%, 2/1/22 (1)	7,144	7,395
Hyundai Capital America, FRN, 3M USD LIBOR + 0.82%, 1.069%, 3/12/21 (1)	1,000	1,000

Hyundai Capital America, FRN, 3M USD LIBOR + 0.94%, 1.17%, 7/8/21 (1)	1,000	1,002
Nissan Motor, 3.043%, 9/15/23 (1)	7,935	8,225
Nissan Motor Acceptance, 2.80%, 1/13/22 (1)	4,604	4,667
Nissan Motor Acceptance, 3.65%, 9/21/21 (1)	2,190	2,229
Nissan Motor Acceptance, FRN, 3M USD LIBOR + 0.63%, 0.857%, 9/21/21 (1)	4,000	3,982
Toyota Industries, 3.235%, 3/16/23 (1)	7,730	8,156
Toyota Motor Credit, FRN, 3M USD LIBOR + 0.69%, 0.914%, 1/11/22	1,000	1,006
Volkswagen Group of America Finance, 0.75%, 11/23/22 (1)	6,385	6,398
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1)	2,435	2,475
Volkswagen Group of America Finance, 2.90%, 5/13/22 (1)	2,075	2,142
Volkswagen Group of America Finance, 3.125%, 5/12/23 (1)	6,910	7,300
Volkswagen Group of America Finance, FRN, 3M USD LIBOR + 0.94%, 1.154%, 11/12/21 (1)	4,000	4,026
		117,925
BANKING 18.4%		
ABN AMRO Bank, 6.25%, 4/27/22	15,172	16,280
ANZ New Zealand Int'l, FRN, 3M USD LIBOR + 1.01%, 1.232%, 7/28/21 (1)	500	503
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23	15,800	15,806
Banco Santander, 3.848%, 4/12/23	5,834	6,257
Banco Santander, FRN, 3M USD LIBOR + 1.56%, 1.784%, 4/11/22	3,000	3,033
Bank of Montreal, FRN, SOFR + 0.68%, 0.772%, 3/10/23	18,500	18,496
Banque Federative du Credit Mutuel, 0.65%, 2/27/24 (1)	7,875	7,866
Banque Federative du Credit Mutuel, 2.125%, 11/21/22 (1)	5,305	5,483
Banque Federative du Credit Mutuel, FRN, 3M USD LIBOR + 0.73%, 0.948%, 7/20/22 (1)	1,000	1,008
Barclays, FRN, 3M USD LIBOR + 1.43%, 1.651%, 2/15/23	3,000	3,018
Barclays, VR, 4.61%, 2/15/23 (2)	13,525	14,152
Barclays Bank, 1.70%, 5/12/22	2,610	2,652

Barclays Bank, 10.179%, 6/12/21	1,080	1,133
Barclays Bank, 10.179%, 6/12/21 (1)	3,817	4,003
BNP Paribas, 2.95%, 5/23/22 (1)	7,300	7,572
BNP Paribas, 3.50%, 3/1/23 (1)	5,425	5,772
BNP Paribas, 3.80%, 1/10/24 (1)	7,671	8,345
BPCE, 3.00%, 5/22/22 (1)	10,000	10,368
BPCE, 5.70%, 10/22/23 (1)	16,908	19,038
BPCE, FRN, 3M USD LIBOR + 1.22%, 1.433%, 5/22/22 (1)	960	971
Canadian Imperial Bank of Commerce, FRN, SOFR + 0.80%, 0.893%, 3/17/23	16,991	16,991
Capital One, FRN, 3M USD LIBOR + 0.82%, 1.033%, 8/8/22	2,000	2,014
Capital One Bank USA, 3.375%, 2/15/23	2,000	2,117
Capital One Bank USA, VR, 2.014%, 1/27/23 (2)	5,000	5,081
Capital One Financial, 2.60%, 5/11/23	6,000	6,285
Capital One Financial, FRN, 3M USD LIBOR + 0.95%, 1.192%, 3/9/22	2,000	2,016
Citigroup, FRN, 3M USD LIBOR + 1.19%, 1.404%, 8/2/21	1,000	1,007
Citigroup, VR, 2.312%, 11/4/22 (2)	5,000	5,088
Citizens Bank, 3.25%, 2/14/22	2,190	2,260
Citizens Financial Group, 4.15%, 9/28/22 (1)	6,060	6,391
Cooperatieve Rabobank, 3.95%, 11/9/22	17,392	18,485
Credit Agricole, 3.375%, 1/10/22 (1)	10,000	10,323
Credit Agricole, 3.75%, 4/24/23 (1)	8,837	9,493
Credit Suisse, 1.00%, 5/5/23	4,060	4,116
Credit Suisse, FRN, SOFR + 0.45%, 0.537%, 2/4/22	3,000	2,994
Credit Suisse Group, 3.574%, 1/9/23 (1)	7,420	7,659
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2)	6,030	6,291
Danske Bank, 3.875%, 9/12/23 (1)	6,285	6,771
Danske Bank, 5.00%, 1/12/22 (1)	8,610	9,003
Danske Bank, 5.375%, 1/12/24 (1)	2,916	3,275
Danske Bank, VR, 1.171%, 12/8/23 (1)(2)	5,000	4,995
Danske Bank, VR, 3.001%, 9/20/22 (1)(2)	1,465	1,490

Danske Bank, VR, 5.00%, 1/12/23 (1)(2)	1,186	1,237
Danske Bank, VR, 5.00%, 1/12/23 (2)	2,025	2,112
Deutsche Bank, 3.15%, 1/22/21	10,000	10,026
Deutsche Bank, 4.25%, 10/14/21	7,500	7,702
Discover Financial Services, 5.20%, 4/27/22	4,817	5,132
DNB Bank, 2.15%, 12/2/22 (1)	5,000	5,178
Goldman Sachs Group, FRN, 3M USD LIBOR + 1.36%, 1.575%, 4/23/21	1,000	1,002
Goldman Sachs Group, VR, 0.627%, 11/17/23 (2)	7,310	7,328
HSBC Holdings, 3.60%, 5/25/23	4,547	4,879
HSBC Holdings, VR, 3.262%, 3/13/23 (2)	9,856	10,187
ING Bank, 5.80%, 9/25/23	3,307	3,733
ING Groep, FRN, 3M USD LIBOR + 1.15%, 1.368%, 3/29/22	985	996
Intesa Sanpaolo, 6.50%, 2/24/21 (1)	6,535	6,615
Keybank, 1.25%, 3/10/23	4,900	4,999
Kookmin Bank, 3.625%, 10/23/21	3,800	3,905
Lloyds Banking Group, 3.00%, 1/11/22	5,215	5,362
Lloyds Banking Group, 3.10%, 7/6/21	2,500	2,540
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2)	855	863
Mitsubishi UFJ Financial Group, 2.623%, 7/18/22	5,000	5,179
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22	3,000	3,106
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%, 0.865%, 7/26/21	1,695	1,701
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%, 1.125%, 2/22/22	595	600
Morgan Stanley, 4.10%, 5/22/23	4,763	5,156
Morgan Stanley, FRN, SOFR + 0.70%, 0.789%, 1/20/23	12,000	12,042
Morgan Stanley, FRN, SOFR + 0.83%, 0.923%, 6/10/22	2,000	2,006
Morgan Stanley, FRN, 3M USD LIBOR + 1.18%, 1.398%, 1/20/22	2,000	2,000
Morgan Stanley, VR, 0.56%, 11/10/23 (2)	6,800	6,801
National Bank of Canada, 2.10%, 2/1/23	6,000	6,177
National Bank of Canada, 2.15%, 10/7/22 (1)	3,095	3,193

National Bank of Canada, VR, 0.90%, 8/15/23 (2)	2,270	2,284
Nationwide Building Society, 2.00%, 1/27/23 (1)	5,000	5,156
Nationwide Building Society, VR, 3.622%, 4/26/23 (1)(2)	11,427	11,898
Natwest Group, 6.125%, 12/15/22	3,955	4,339
Natwest Group, VR, 3.498%, 5/15/23 (2)	3,150	3,269
Natwest Group, 6.00%, 12/19/23	2,000	2,264
NatWest Markets, 2.375%, 5/21/23 (1)	4,925	5,110
NatWest Markets, 3.625%, 9/29/22 (1)	9,221	9,726
Nordea Bank, 1.00%, 6/9/23 (1)	2,825	2,858
Nordea Bank, 4.25%, 9/21/22 (1)	2,911	3,094
Nordea Bank, 4.875%, 5/13/21 (1)	11,545	11,765
Royal Bank of Canada, 0.50%, 10/26/23	4,165	4,180
Santander U.K., 2.10%, 1/13/23	4,645	4,791
Santander U.K., FRN, 3M USD LIBOR + 0.66%, 0.881%, 11/15/21	3,000	3,014
Santander U.K. Group Holdings, 3.125%, 1/8/21	4,000	4,010
Santander U.K. Group Holdings, 3.571%, 1/10/23	3,500	3,607
Skandinaviska Enskilda Banken, 2.20%, 12/12/22 (1)	10,000	10,366
Skandinaviska Enskilda Banken, 3.05%, 3/25/22 (1)	4,000	4,141
Societe Generale, 3.25%, 1/12/22 (1)	17,990	18,485
Societe Generale, 4.25%, 9/14/23 (1)	7,128	7,753
Standard Chartered, 3.95%, 1/11/23 (1)	3,000	3,135
Standard Chartered, 5.70%, 1/25/22	13,077	13,743
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 1.368%, 1/20/23 (1)	2,050	2,057
Standard Chartered, VR, 1.319%, 10/14/23 (1)(2)	1,915	1,929
Standard Chartered, VR, 2.744%, 9/10/22 (1)(2)	8,065	8,162
State Street, VR, 2.825%, 3/30/23 (2)	930	960
Swedbank, 1.30%, 6/2/23 (1)	2,950	2,998
Toronto-Dominion Bank, FRN, SOFR + 0.48%, 0.568%, 1/27/23	6,900	6,884
Truist Financial, FRN, 3M USD LIBOR + 0.65%, 0.875%, 4/1/22	1,000	1,007

U.S. Bancorp, FRN, 3M USD LIBOR + 0.64%, 0.855%, 1/24/22	1,000	1,004
UBS Group, VR, 1.008%, 7/30/24 (1)(2)	10,000	10,050
Wells Fargo, 3.45%, 2/13/23	2,000	2,120
Wells Fargo, 4.125%, 8/15/23	5,000	5,462
Wells Fargo, 4.48%, 1/16/24	1,118	1,236
Wells Fargo, FRN, 3M USD LIBOR + 0.93%, 1.144%, 2/11/22	1,000	1,001
Wells Fargo Bank, VR, 2.082%, 9/9/22 (2)	3,000	3,038
Woori Bank, 5.875%, 4/13/21	4,360	4,439
		608,993
BUILDING & REAL ESTATE 0.4%		
Longfor Group Holdings, 3.875%, 7/13/22	8,150	8,441
Longfor Group Holdings, 3.90%, 4/16/23	4,200	4,419
		12,860
BUILDING PRODUCTS 0.3%		
Votorantim, 6.75%, 4/5/21 (1)	6,000	6,117
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 0.896%, 3/1/21	4,650	4,649
		10,766
CHEMICALS 0.8%		
Equate Petrochemical, 3.00%, 3/3/22	8,000	8,158
LYB International Finance III, FRN, 3M USD LIBOR + 1.00%, 1.23%, 10/1/23	20,000	20,001
		28,159
COMPUTER SERVICE & SOFTWARE 0.1%		
Hewlett Packard Enterprise, FRN, 3M USD LIBOR + 0.72%, 0.954%, 10/5/21	4,000	4,000
		4,000

CONSUMER PRODUCTS 0.7%		
Hasbro, 2.60%, 11/19/22	5,805	6,006
Hasbro, 3.15%, 5/15/21	2,195	2,211
JD.com, 3.125%, 4/29/21	13,084	13,220
Ralph Lauren, 1.70%, 6/15/22	1,155	1,178
		22,615
DIVERSIFIED CHEMICALS 0.1%		
Bayer U.S. Finance II, FRN, 3M USD LIBOR + 0.63%, 0.855%, 6/25/21 (1)	5,010	5,022
		5,022
DRUGS 0.9%		
AbbVie, 2.30%, 11/21/22	7,110	7,368
AbbVie, 2.80%, 3/15/23	3,000	3,123
Cardinal Health, 2.616%, 6/15/22	5,000	5,150
Cardinal Health, FRN, 3M USD LIBOR + 0.77%, 1.02%, 6/15/22	2,000	2,012
Gilead Sciences, 0.75%, 9/29/23	11,725	11,764
		29,417
ENERGY 5.3%		
Abu Dhabi National Energy, 3.625%, 6/22/21	3,700	3,766
APT Pipelines, 3.875%, 10/11/22 (1)	4,016	4,197
Cenovus Energy, 3.00%, 8/15/22	5,510	5,544
Cenovus Energy, 3.80%, 9/15/23	2,685	2,759
Energy Transfer Partners, 4.50%, 11/1/23	4,209	4,505
Energy Transfer Partners, 5.00%, 10/1/22	840	888
EQT, 3.00%, 10/1/22	4,805	4,781
EQT, 4.875%, 11/15/21	1,148	1,162
Gray Oak Pipeline, 2.00%, 9/15/23 (1)	16,941	17,069
Kinder Morgan, 5.00%, 2/15/21 (1)	7,220	7,258
Kinder Morgan, 5.625%, 11/15/23 (1)	1,216	1,369

Marathon Oil, 2.80%, 11/1/22	848	872
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.342%, 9/9/22	2,765	2,765
Occidental Petroleum, 2.60%, 8/13/21	9,505	9,434
Occidental Petroleum, 2.70%, 8/15/22	3,125	3,031
Origin Energy Finance, 5.45%, 10/14/21 (1)	3,750	3,867
Perusahaan Listrik Negara, 5.50%, 11/22/21	12,600	13,181
Plains All American Pipeline, 2.85%, 1/31/23	1,247	1,277
Plains All American Pipeline, 3.65%, 6/1/22	4,500	4,622
Regency Energy Partners, 5.875%, 3/1/22	1,475	1,544
Sabine Pass Liquefaction, 5.625%, 4/15/23	17,900	19,601
Sabine Pass Liquefaction, 6.25%, 3/15/22	5,900	6,225
Schlumberger Finance Canada, 2.65%, 11/20/22 (1)	16,098	16,683
Schlumberger Investment, 2.40%, 8/1/22 (1)	10,656	10,909
Western Midstream Operating, 5.375%, 6/1/21	10,000	10,050
Williams, 3.35%, 8/15/22	9,608	9,975
Williams, 3.60%, 3/15/22	1,685	1,744
Williams, 4.00%, 11/15/21	1,127	1,154
Williams, 7.875%, 9/1/21	4,600	4,850
		175,082
EXPLORATION & PRODUCTION 0.4%		
Eni, Series X-R, 4.00%, 9/12/23 (1)	12,985	14,119
		14,119
FINANCIAL 3.2%		
AerCap Ireland Capital, 3.95%, 2/1/22	5,630	5,755
Air Lease, 2.25%, 1/15/23	2,940	2,998
Air Lease, 3.50%, 1/15/22	3,700	3,798
Air Lease, 3.75%, 2/1/22	1,750	1,797
American Express, FRN, 3M USD LIBOR + 0.60%, 0.825%, 11/5/21	2,000	2,008
Avolon Holdings Funding, 3.625%, 5/1/22 (1)	5,829	5,917

Equitable Holdings, 3.90%, 4/20/23	11,150	11,996
General Motors Financial, 1.70%, 8/18/23	5,000	5,093
General Motors Financial, 3.45%, 1/14/22	5,000	5,129
General Motors Financial, 4.20%, 3/1/21	3,000	3,014
General Motors Financial, 5.20%, 3/20/23	2,000	2,191
General Motors Financial, FRN, 3M USD LIBOR + 1.10%, 1.332%, 11/6/21	6,000	6,019
Intercontinental Exchange, 0.70%, 6/15/23	3,280	3,318
National Securities Clearing, 0.40%, 12/7/23 (1)	10,610	10,597
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	7,220	7,527
Synchrony Bank, 3.65%, 5/24/21	2,500	2,531
Synchrony Financial, 2.85%, 7/25/22	4,845	5,002
Synchrony Financial, 3.75%, 8/15/21	2,403	2,444
Western Union, 3.60%, 3/15/22	15,428	15,983
Western Union, 4.25%, 6/9/23	2,500	2,690
		105,807
FOOD/TOBACCO 0.9%		
BAT Capital, FRN, 3M USD LIBOR + 0.88%, 1.101%, 8/15/22	1,000	1,005
Imperial Brands Finance, 3.50%, 2/11/23 (1)	9,060	9,501
Imperial Brands Finance, 3.75%, 7/21/22 (1)	8,454	8,802
Prosperous Ray, 4.625%, 11/12/23	11,200	12,255
		31,563
GAS & GAS TRANSMISSION 1.0%		
Kinder Morgan Energy Partners, 3.50%, 3/1/21	2,855	2,862
Valero Energy, 1.20%, 3/15/24	3,290	3,282
Valero Energy, 2.70%, 4/15/23	25,080	26,021
		32,165
HEALTH CARE 0.9%		
Becton Dickinson & Company, 2.894%, 6/6/22	2,452	2,532

Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%, 1.28%, 6/6/22	430	433
CommonSpirit Health, 2.95%, 11/1/22	5,967	6,191
Fresenius Medical Care U.S. Finance, 5.75%, 2/15/21 (1)	575	581
HCA, 4.75%, 5/1/23	9,208	10,037
Royalty Pharma, 0.75%, 9/2/23 (1)	2,310	2,320
Stryker, 0.60%, 12/1/23	3,370	3,374
Zimmer Biomet Holdings, FRN, 3M USD LIBOR + 0.75%, 0.977%, 3/19/21	3,000	3,000
		28,468

INFORMATION TECHNOLOGY 2.2%

Arrow Electronics, 3.50%, 4/1/22	2,000	2,062
Avnet, 3.75%, 12/1/21	13,663	13,981
Baidu, 2.875%, 7/6/22	2,000	2,062
Broadcom, 2.20%, 1/15/21	3,506	3,514
Equifax, 3.60%, 8/15/21	8,555	8,744
Equifax, FRN, 3M USD LIBOR + 0.87%, 1.091%, 8/15/21	3,000	3,010
Microchip Technology, 3.922%, 6/1/21	15,939	16,201
Micron Technology, 2.497%, 4/24/23	8,855	9,247
NXP, 4.625%, 6/1/23 (1)	11,509	12,601
PayPal Holdings, 1.35%, 6/1/23	1,825	1,870
		73,292

INSURANCE 1.1%

AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.747%, 9/20/21 (1)	4,000	4,000
AIG Global Funding, 0.80%, 7/7/23 (1)	3,335	3,355
AIG Global Funding, 2.30%, 7/1/22 (1)	665	685
Cigna, FRN, 3M USD LIBOR + 0.65%, 0.896%, 9/17/21	6,085	6,086
Liberty Mutual Group, 4.95%, 5/1/22 (1)	3,819	4,048
Metropolitan Life Global Funding I, 0.90%, 6/8/23 (1)	3,105	3,145

Metropolitan Life Global Funding I, FRN, SOFR + 0.35%, 0.436%, 9/8/22 (1)	10,000	10,012
Protective Life Global Funding, 1.082%, 6/9/23 (1)	1,960	1,990
Trinity Acquisition, 4.625%, 8/15/23	2,202	2,423
		35,744
LODGING 0.4%		
Marriott International, 2.30%, 1/15/22	4,250	4,296
Marriott International, 3.125%, 2/15/23	5,000	5,156
Marriott International, 4.15%, 12/1/23	2,465	2,643
Marriott International, FRN, 3M USD LIBOR + 0.65%, 0.898%, 3/8/21	860	858
		12,953
MANUFACTURING 0.3%		
Caterpillar Financial Services, 0.65%, 7/7/23	5,000	5,034
Panasonic, 2.536%, 7/19/22 (1)	4,090	4,208
		9,242
MEDIA & COMMUNICATIONS 0.0%		
Fox, 3.666%, 1/25/22	980	1,017
		1,017
METALS & MINING 0.4%		
Anglo American Capital, 4.125%, 4/15/21 (1)	2,169	2,193
POSCO, 2.375%, 11/12/22 (1)	2,345	2,412
POSCO, 2.375%, 1/17/23	4,000	4,109
POSCO, 4.00%, 8/1/23	2,800	3,013
		11,727
MISCELLANEOUS 0.2%		
Smithsonian Institution, 0.845%, 9/1/21	700	701

RAILROADS 0.2%		
Eastern Creation II Investment Holdings, 1.00%, 9/10/23	7,970	7,931
		7,931
REAL ESTATE INVESTMENT TRUST SECURITIES 1.4%		
Brixmor Operating Partnership, 3.25%, 9/15/23	7,903	8,287
Brixmor Operating Partnership, 3.875%, 8/15/22	3,794	3,936
Highwoods Realty, 3.625%, 1/15/23	1,204	1,255
Service Properties Trust, 4.25%, 2/15/21	484	484
Simon Property Group, 2.50%, 7/15/21	5,404	5,444
Simon Property Group, 2.625%, 6/15/22	3,875	3,977
SL Green Operating Partnership, FRN, 3M USD LIBOR + 0.98%, 1.201%, 8/16/21	3,000	2,984
Vanke Real Estate Hong Kong, 2.95%, 10/14/21	10,000	10,129
Vanke Real Estate Hong Kong, 4.15%, 4/18/23	2,400	2,533
Ventas Realty, 3.10%, 1/15/23	8,392	8,769
		47,798
RETAIL 0.5%		
Nordstrom, 4.00%, 10/15/21	5,152	5,217
Walgreens Boots Alliance, 3.30%, 11/18/21	10,000	10,226
		15,443
SUPERMARKETS 0.1%		
CK Hutchison International, 1.875%, 10/3/21	3,800	3,833
		3,833
TELEPHONES 0.3%		
Ooredoo International Finance, 3.25%, 2/21/23	9,500	9,951
		9,951

TRANSPORTATION 0.8%		
Adani Ports & Special Economic Zone, 3.95%, 1/19/22	2,000	2,048
GATX, FRN, 3M USD LIBOR + 0.72%, 0.945%, 11/5/21	2,700	2,704
HPHT Finance 17, 2.75%, 9/11/22	10,000	10,237
Penske Truck Leasing, 3.30%, 4/1/21 (1)	9,145	9,213
Penske Truck Leasing, 3.65%, 7/29/21 (1)	840	855
		25,057
TRANSPORTATION (EXCLUDING RAILROADS) 0.8%		
Heathrow Funding, 4.875%, 7/15/21 (1)	25,603	26,211
		26,211
UTILITIES 1.9%		
CenterPoint Energy, 3.60%, 11/1/21	535	551
China Southern Power Grid International Finance BVI, 2.75%, 5/8/22	10,000	10,248
Edison International, 2.95%, 3/15/23	5,000	5,156
Hero Asia Investment, 1.50%, 11/18/23	12,800	12,785
Pacific Gas & Electric, 1.75%, 6/16/22	14,080	14,102
Pacific Gas & Electric, 4.25%, 8/1/23	2,500	2,664
Pacific Gas & Electric, FRN, 3M USD LIBOR + 1.375%, 1.60%, 11/15/21	7,500	7,503
State Grid Overseas Investment, 2.125%, 5/18/21	5,500	5,535
State Grid Overseas Investment, 3.75%, 5/2/23	4,714	5,043
		63,587
WIRELESS COMMUNICATIONS 0.6%		
American Tower, 0.60%, 1/15/24	5,000	5,006
SBA Tower Trust, 3.448%, 3/15/23 (1)	15,000	15,885
		20,891
Total Corporate Bonds (Cost $1,684,671)		**1,701,143**

ASSET-BACKED SECURITIES 14.6%

AUTO BACKED 10.4%

AmeriCredit Automobile Receivables Trust Series 2016-3, Class C 2.24%, 4/8/22	148	148
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D 3.42%, 4/18/23	8,600	8,846
AmeriCredit Automobile Receivables Trust Series 2017-3, Class C 2.69%, 6/19/23	3,102	3,151
AmeriCredit Automobile Receivables Trust Series 2018-2, Class A3 3.15%, 3/20/23	1,054	1,064
AmeriCredit Automobile Receivables Trust Series 2019-3, Class A3 2.06%, 4/18/24	4,000	4,066
AmeriCredit Automobile Receivables Trust Series 2020-1, Class A3 1.11%, 8/19/24	6,565	6,630
AmeriCredit Automobile Receivables Trust Series 2020-2, Class A3 0.66%, 12/18/24	825	829
AmeriCredit Automobile Receivables Trust Series 2020-2, Class B 0.97%, 2/18/26	800	804
AmeriCredit Automobile Receivables Trust Series 2020-3, Class B 0.76%, 12/18/25	7,500	7,511
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55%, 10/15/26 (1)	23	23
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22%, 8/16/27 (1)	744	752
ARI Fleet Lease Trust Series 2019-A, Class A2A 2.41%, 11/15/27 (1)	1,295	1,313

ARI Fleet Lease Trust Series 2020-A, Class A2 1.77%, 8/15/28 (1)	2,500	2,525
Avis Budget Rental Car Funding AESOP Series 2015-2A, Class A 2.63%, 12/20/21 (1)	1,167	1,168
Avis Budget Rental Car Funding AESOP Series 2017-2A, Class A 2.97%, 3/20/24 (1)	6,280	6,492
Avis Budget Rental Car Funding AESOP Series 2019-1A, Class A 3.45%, 3/20/23 (1)	1,950	2,001
Avis Budget Rental Car Funding AESOP Series 2019-1A, Class B 3.70%, 3/20/23 (1)	4,067	4,159
Avis Budget Rental Car Funding AESOP Series 2019-1A, Class C 4.53%, 3/20/23 (1)	225	229
BMW Vehicle Lease Trust Series 2018-1, Class A3 3.26%, 7/20/21	307	308
BMW Vehicle Lease Trust Series 2019-1, Class A3 2.84%, 11/22/21	908	912
Capital Auto Receivables Asset Trust Series 2018-1, Class B 3.09%, 8/22/22 (1)	5,000	5,079
Capital Auto Receivables Asset Trust Series 2018-2, Class A3 3.27%, 6/20/23 (1)	247	248
Capital Auto Receivables Asset Trust Series 2018-2, Class B 3.48%, 10/20/23 (1)	545	550
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18%, 8/15/24	2,785	2,854
CarMax Auto Owner Trust Series 2020-1, Class A3 1.89%, 12/16/24	1,500	1,537
Chase Auto Credit Linked Notes Series 2020-1, Class B 0.991%, 1/25/28 (1)	4,750	4,762

Chase Auto Credit Linked Notes Series 2020-2, Class B 0.84%, 2/25/28 (1)	6,750	6,752
Drive Auto Receivables Trust Series 2020-1, Class B 2.08%, 7/15/24	4,000	4,062
Drive Auto Receivables Trust Series 2020-2, Class A3 0.83%, 5/15/24	1,000	1,005
Drive Auto Receivables Trust Series 2020-2, Class B 1.42%, 3/17/25	3,215	3,258
Enterprise Fleet Financing Series 2018-2, Class A2 3.14%, 2/20/24 (1)	541	545
Enterprise Fleet Financing Series 2019-1, Class A2 2.98%, 10/20/24 (1)	1,985	2,021
Enterprise Fleet Financing Series 2019-2, Class A2 2.29%, 2/20/25 (1)	2,476	2,518
Enterprise Fleet Financing Series 2019-3, Class A2 2.06%, 5/20/25 (1)	2,786	2,833
Enterprise Fleet Financing Series 2020-2, Class A2 0.61%, 7/20/26 (1)	7,730	7,734
Exeter Automobile Receivables Trust Series 2019-3A, Class B 2.58%, 8/15/23 (1)	5,000	5,037
Exeter Automobile Receivables Trust Series 2019-4A, Class B 2.30%, 12/15/23 (1)	5,000	5,050
Exeter Automobile Receivables Trust Series 2020-1A, Class B 2.26%, 4/15/24 (1)	1,750	1,774
Exeter Automobile Receivables Trust Series 2020-2A, Class B 2.08%, 7/15/24 (1)	1,750	1,774
Exeter Automobile Receivables Trust Series 2020-3A, Class B 0.79%, 9/16/24	17,500	17,531

Ford Credit Auto Lease Trust Series 2020-A, Class B 2.05%, 6/15/23	3,515	3,594
Ford Credit Auto Lease Trust Series 2020-B, Class B 1.00%, 11/15/23	2,250	2,265
Ford Credit Auto Owner Trust Series 2019-C, Class A3 1.87%, 3/15/24	8,500	8,674
Ford Credit Floorplan Master Owner Trust Series 2018-1, Class A1 2.95%, 5/15/23	5,000	5,060
Ford Credit Floorplan Master Owner Trust Series 2019-1, Class A 2.84%, 3/15/24	2,650	2,734
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class B 0.98%, 9/15/25	5,195	5,196
GM Financial Automobile Leasing Trust Series 2019-1, Class A3 2.98%, 12/20/21	2,094	2,105
GM Financial Automobile Leasing Trust Series 2019-2, Class B 2.89%, 3/20/23	1,250	1,272
GM Financial Automobile Leasing Trust Series 2020-1, Class B 1.84%, 12/20/23	2,545	2,592
GM Financial Automobile Leasing Trust Series 2020-2, Class A3 0.80%, 7/20/23	1,600	1,610
GM Financial Automobile Leasing Trust Series 2020-2, Class A4 1.01%, 7/22/24	550	557
GM Financial Automobile Leasing Trust Series 2020-2, Class B 1.56%, 7/22/24	770	784
GM Financial Automobile Leasing Trust Series 2020-3, Class B 0.76%, 10/21/24	2,215	2,222
GMF Floorplan Owner Revolving Trust Series 2019-1, Class A 2.70%, 4/15/24 (1)	6,000	6,186

GMF Floorplan Owner Revolving Trust Series 2020-1, Class A 0.68%, 8/15/25 (1)	1,645	1,651
GMF Floorplan Owner Revolving Trust Series 2020-1, Class B 1.03%, 8/15/25 (1)	1,435	1,439
GMF Floorplan Owner Revolving Trust Series 2020-2, Class B 0.96%, 10/15/25 (1)	2,145	2,148
Hyundai Auto Lease Securitization Trust Series 2020-A, Class A2 1.90%, 5/16/22 (1)	3,884	3,907
Hyundai Auto Lease Securitization Trust Series 2020-A, Class A3 1.95%, 7/17/23 (1)	2,500	2,543
Hyundai Auto Lease Securitization Trust Series 2020-B, Class B 0.81%, 10/15/24 (1)	1,930	1,936
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A3 3.10%, 11/15/21	1,035	1,040
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A3 2.00%, 10/17/22	1,500	1,520
Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class A, FRN 1M USD LIBOR + 0.64%, 0.79%, 5/25/24 (1)	2,500	2,504
Navistar Financial Dealer Note Master Trust Series 2020-1, Class A, FRN 1M USD LIBOR + 0.95%, 1.10%, 7/25/25 (1)	5,520	5,557
Nissan Auto Lease Trust Series 2019-B, Class A4 2.29%, 4/15/25	2,000	2,039
Nissan Master Owner Trust Receivables Series 2019-B, Class A, FRN 1M USD LIBOR + 0.43%, 0.571%, 11/15/23	13,570	13,609
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A 1.37%, 10/15/24 (1)	4,671	4,713
Santander Consumer Auto Receivables Trust Series 2020-BA, Class A4 0.54%, 4/15/25 (1)	7,000	7,011

Santander Consumer Auto Receivables Trust Series 2020-BA, Class B 0.77%, 12/15/25 (1)	3,750	3,752
Santander Drive Auto Receivables Trust Series 2017-1, Class D 3.17%, 4/17/23	1,872	1,891
Santander Drive Auto Receivables Trust Series 2019-1, Class B 3.21%, 9/15/23	906	910
Santander Drive Auto Receivables Trust Series 2019-2, Class B 2.79%, 1/16/24	3,750	3,794
Santander Drive Auto Receivables Trust Series 2019-3, Class B 2.28%, 9/15/23	2,900	2,925
Santander Drive Auto Receivables Trust Series 2020-1, Class A2A 2.07%, 1/17/23	756	760
Santander Drive Auto Receivables Trust Series 2020-2, Class A3 0.67%, 4/15/24	940	942
Santander Drive Auto Receivables Trust Series 2020-2, Class B 0.96%, 11/15/24	2,000	2,012
Santander Drive Auto Receivables Trust Series 2020-3, Class B 0.69%, 3/17/25	6,545	6,552
Santander Drive Auto Receivables Trust Series 2020-4, Class B 0.73%, 3/17/25	13,500	13,514
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77%, 6/20/22 (1)	2,655	2,698
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, 1/20/23 (1)	2,000	2,039
Santander Retail Auto Lease Trust Series 2019-B, Class D 3.31%, 6/20/24 (1)	2,000	2,071
Santander Retail Auto Lease Trust Series 2019-C, Class A3 1.86%, 2/21/23 (1)	5,000	5,098

Santander Retail Auto Lease Trust Series 2019-C, Class D 2.88%, 6/20/24 (1)	10,500	10,719
Santander Retail Auto Lease Trust Series 2020-A, Class A3 1.74%, 7/20/23 (1)	5,000	5,110
Santander Retail Auto Lease Trust Series 2020-B, Class B 0.82%, 12/20/24 (1)	11,555	11,591
Volkswagen Auto Lease Trust Series 2019-A, Class A3 1.99%, 11/21/22	1,500	1,523
Wheels SPV 2 Series 2020-1A, Class A2 0.51%, 8/20/29 (1)	8,400	8,412
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, 5/15/24	3,349	3,417
World Omni Auto Receivables Trust Series 2020-A, Class B 1.93%, 6/16/25	3,430	3,501
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3 3.19%, 12/15/21	858	862
World Omni Automobile Lease Securitization Trust Series 2019-A, Class A3 2.94%, 5/16/22	1,750	1,770
World Omni Automobile Lease Securitization Trust Series 2019-B, Class A3 2.03%, 11/15/22	2,500	2,545
World Omni Automobile Lease Securitization Trust Series 2020-B, Class B 0.70%, 2/17/26	7,250	7,260
World Omni Select Auto Trust Series 2019-A, Class A3 2.00%, 8/15/24	8,500	8,644
World Omni Select Auto Trust Series 2020-A, Class B 0.84%, 6/15/26	4,595	4,606
		345,241

COLLATERIZED DEBT OBLIGATION 0.3%		
Barings Series 2013-IA, Class AR, CLO, FRN 3M USD LIBOR + 0.80%, 1.018%, 1/20/28 (1)	929	924
BlueMountain Series 2012-2A, Class AR2, CLO, FRN 3M USD LIBOR + 1.05%, 1.274%, 11/20/28 (1)	3,025	3,013
Magnetite XVI Series 2015-16A, Class AR, CLO, FRN 3M USD LIBOR + 0.80%, 1.018%, 1/18/28 (1)	987	979
Neuberger Berman XIX Series 2015-19A, Class A1R2, CLO, FRN 3M USD LIBOR + 0.80%, 1.037%, 7/15/27 (1)	321	319
Neuberger Berman XVI Series 2017-16SA, Class A, CLO, FRN 3M USD LIBOR + 0.85%, 1.087%, 1/15/28 (1)	870	864
OZLM VIII Series 2014-8A, Class A1RR, CLO, FRN 3M USD LIBOR + 1.17%, 1.388%, 10/17/29 (1)	2,704	2,692
		8,791
CREDIT CARD BACKED 0.3%		
Synchrony Card Funding Series 2019-A1, Class A 2.95%, 3/15/25	10,000	10,335
		10,335
EQUIPMENT LEASE HEAVY DUTY 0.7%		
CCG Receivables Trust Series 2019-2, Class A2 2.11%, 3/15/27 (1)	4,612	4,678
CNH Equipment Trust Series 2019-C, Class A2 1.99%, 3/15/23	1,012	1,018
CNH Equipment Trust Series 2020-A, Class A2 1.08%, 7/17/23	1,300	1,305

CNH Equipment Trust Series 2020-A, Class A3 1.16%, 6/16/25	890	903
John Deere Owner Trust Series 2019-A, Class A3 2.91%, 7/17/23	1,660	1,690
Kubota Credit Owner Trust Series 2018-1A, Class A4 3.21%, 1/15/25 (1)	1,700	1,757
Kubota Credit Owner Trust Series 2020-1A, Class A2 1.92%, 12/15/22 (1)	3,250	3,280
MMAF Equipment Finance Series 2019-A, Class A2 2.84%, 1/10/22 (1)	696	699
MMAF Equipment Finance Series 2019-B, Class A2 2.07%, 10/12/22 (1)	1,871	1,887
Volvo Financial Equipment Series 2019-1A, Class A2 2.90%, 11/15/21 (1)	93	93
Volvo Financial Equipment Series 2019-2A, Class A2 2.02%, 8/15/22 (1)	1,716	1,727
Volvo Financial Equipment Master Owner Trust Series 2018-A, Class A, FRN 1M USD LIBOR + 0.52%, 0.661%, 7/17/23 (1)	3,020	3,025
		22,062

EQUIPMENT LEASE SMALL 0.0%

GreatAmerica Leasing Receivables Funding Series 2018-1, Class A3 2.60%, 6/15/21 (1)	13	13
		13

HOME EQUITY LOANS BACKED 0.7%

Citigroup Mortgage Loan Trust Series 2019-IMC1, Class A1, CMO, ARM 2.72%, 7/25/49 (1)	604	616

Citigroup Mortgage Loan Trust Series 2020-EXP2, Class A3, CMO 2.50%, 8/25/50 (1)	18,421	18,888
Citigroup Mortgage Loan Trust Series 2020-EXP2, Class A4, CMO, ARM 2.50%, 8/25/50 (1)	4,453	4,538
		24,042

OTHER ASSET-BACKED SECURITIES 0.6%

Daimler Trucks Retail Trust Series 2019-1, Class A3 2.77%, 8/15/22 (1)	2,320	2,348
Daimler Trucks Retail Trust Series 2020-1, Class A2 1.14%, 4/15/22	7,103	7,119
Elara HGV Timeshare Issuer Series 2014-A, Class A 2.53%, 2/25/27 (1)	325	326
Elara HGV Timeshare Issuer Series 2016-A, Class A 2.73%, 4/25/28 (1)	1,339	1,365
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69%, 3/25/30 (1)	3,767	3,867
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66%, 12/26/28 (1)	100	102
Jimmy Johns Funding Series 2017-1A, Class A2I 3.61%, 7/30/47 (1)	874	873
MVW Owner Trust Series 2015-1A, Class A 2.52%, 12/20/32 (1)	237	238
Sierra Timeshare Receivables Funding Series 2016-2A, Class A 2.33%, 7/20/33 (1)	233	234
Sierra Timeshare Receivables Funding Series 2017-1A, Class A 2.91%, 3/20/34 (1)	96	97

Verizon Owner Trust Series 2017-3A, Class C 2.53%, 4/20/22 (1)	1,000	1,003
Verizon Owner Trust Series 2018-1A, Class C 3.20%, 9/20/22 (1)	1,900	1,930
		19,502
STUDENT LOAN 1.6%		
Navient Private Education Loan Trust Series 2017-A, Class A2B, FRN 1M USD LIBOR + 0.90%, 1.041%, 12/16/58 (1)	1,391	1,389
Navient Private Education Refi Loan Trust Series 2019-CA, Class A1 2.82%, 2/15/68 (1)	1,195	1,199
Navient Private Education Refi Loan Trust Series 2019-D, Class A1, FRN 1M USD LIBOR + 0.40%, 0.541%, 12/15/59 (1)	315	315
Navient Private Education Refi Loan Trust Series 2019-EA, Class A1 2.39%, 5/15/68 (1)	622	625
Navient Private Education Refi Loan Trust Series 2019-FA, Class A1 2.18%, 8/15/68 (1)	714	715
Navient Private Education Refi Loan Trust Series 2020-A, Class A1, FRN 1M USD LIBOR + 0.35%, 0.491%, 11/15/68 (1)	890	889
Navient Private Education Refi Loan Trust Series 2020-DA, Class A 1.69%, 5/15/69 (1)	1,665	1,693
Navient Private Education Refi Loan Trust Series 2020-FA, Class A 1.22%, 7/15/69 (1)	7,038	7,081
Navient Private Education Refi Loan Trust Series 2020-GA, Class A 1.17%, 9/16/69 (1)	16,046	16,135
Navient Private Education Refi Loan Trust Series 2020-HA, Class A 1.31%, 1/15/69 (1)	7,500	7,558

SLM Student Loan Trust Series 2010-1, Class A, FRN 1M USD LIBOR + 0.40%, 0.55%, 3/25/25	544	527
SMB Private Education Loan Trust Series 2014-A, Class A2A 3.05%, 5/15/26 (1)	432	435
SMB Private Education Loan Trust Series 2014-A, Class A3, FRN 1M USD LIBOR + 1.50%, 1.641%, 4/15/32 (1)	3,000	3,031
SMB Private Education Loan Trust Series 2015-A, Class A2B, FRN 1M USD LIBOR + 1.00%, 1.141%, 6/15/27 (1)	341	341
SMB Private Education Loan Trust Series 2019-B, Class A1, FRN 1M USD LIBOR + 0.35%, 0.491%, 7/15/26 (1)	405	405
SMB Private Education Loan Trust Series 2020-A, Class A1, FRN 1M USD LIBOR + 0.30%, 0.441%, 3/15/27 (1)	4,326	4,323
SMB Private Education Loan Trust Series 2020-PTB, Class A1, FRN 1M USD LIBOR + 0.30%, 0.45%, 9/15/54 (1)	8,290	8,281
		54,942
Total Asset-Backed Securities (Cost $481,120)		**484,928**

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 13.8%

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%

BANK Series 2017-BNK8, Class A1 2.122%, 11/15/50	145	147
BX Commercial Mortgage Trust Series 2019-XL, Class A, ARM 1M USD LIBOR + 0.92%, 1.061%, 10/15/36 (1)	1,837	1,837
BX Commercial Mortgage Trust Series 2020-BXLP, Class A, ARM 1M USD LIBOR + 0.80%, 0.941%, 12/15/36 (1)	4,586	4,580
BX Commercial Mortgage Trust Series 2020-BXLP, Class C, ARM 1M USD LIBOR + 1.12%, 1.261%, 12/15/36 (1)	2,598	2,582

BX Commercial Mortgage Trust Series 2020-VKNG, Class A, ARM 1M USD LIBOR + 0.93%, 1.071%, 10/15/37 (1)	6,500	6,496
GB Trust Series 2020-FLIX, Class A, ARM 1M USD LIBOR + 1.12%, 1.261%, 8/15/37 (1)	5,600	5,608
InTown Hotel Portfolio Trust Series 2018-STAY, Class A, ARM 1M USD LIBOR + 0.70%, 0.841%, 1/15/33 (1)	685	679
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A, ARM 1M USD LIBOR + 1.00%, 1.141%, 9/15/29 (1)	5,000	4,912
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class B, ARM 1M USD LIBOR + 1.35%, 1.491%, 9/15/29 (1)	7,000	6,789
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-609M, Class A, ARM 1M USD LIBOR + 1.37%, 1.511%, 10/15/33 (1)	9,870	9,858
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A1 1.389%, 9/15/49	81	81
New Orleans Hotel Trust Series 2019-HNLA, Class A, ARM 1M USD LIBOR + 0.989%, 1.13%, 4/15/32 (1)	10,000	9,649
		53,218

WHOLE LOANS BACKED 12.2%

Angel Oak Mortgage Trust Series 2019-3, Class A2, CMO, ARM 3.136%, 5/25/59 (1)	1,351	1,371
Angel Oak Mortgage Trust Series 2019-3, Class A3, CMO, ARM 3.238%, 5/25/59 (1)	852	863
Angel Oak Mortgage Trust Series 2019-5, Class A1, CMO, ARM 2.593%, 10/25/49 (1)	5,959	6,036
Angel Oak Mortgage Trust Series 2020-5, Class A1, CMO, ARM 1.373%, 5/25/65 (1)	8,226	8,240

Angel Oak Mortgage Trust Series 2020-6, Class A1, CMO, ARM 1.261%, 5/25/65 (1)	7,727	7,735
Angel Oak Mortgage Trust I Series 2019-1, Class A1, CMO, ARM 3.92%, 11/25/48 (1)	1,617	1,657
Angel Oak Mortgage Trust I Series 2019-1, Class A2, CMO, ARM 4.022%, 11/25/48 (1)	1,791	1,799
Angel Oak Mortgage Trust I Series 2019-1, Class A3, CMO, ARM 4.124%, 11/25/48 (1)	1,791	1,799
Angel Oak Mortgage Trust I Series 2019-2, Class A1, CMO, ARM 3.628%, 3/25/49 (1)	2,777	2,846
Angel Oak Mortgage Trust I Series 2019-2, Class A2, CMO, ARM 3.782%, 3/25/49 (1)	1,257	1,285
Angel Oak Mortgage Trust I Series 2019-2, Class A3, CMO, ARM 3.833%, 3/25/49 (1)	1,006	1,028
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A, CMO, ARM 3.50%, 1/28/58 (1)	486	491
Bayview Opportunity Master Fund IVa Trust Series 2017-SPL5, Class A, CMO, ARM 3.50%, 6/28/57 (1)	689	712
Bayview Opportunity Master Fund IVb Trust Series 2017-RT2, Class A, CMO, ARM 3.50%, 8/28/57 (1)	467	476
COLT Mortgage Loan Trust Series 2019-1, Class A1, CMO, ARM 3.705%, 3/25/49 (1)	602	609
COLT Mortgage Loan Trust Series 2019-2, Class A1, CMO, ARM 3.337%, 5/25/49 (1)	2,026	2,042
COLT Mortgage Loan Trust Series 2019-2, Class A2, CMO, ARM 3.439%, 5/25/49 (1)	3,427	3,453
COLT Mortgage Loan Trust Series 2019-2, Class A3, CMO, ARM 3.541%, 5/25/49 (1)	762	768

COLT Mortgage Loan Trust Series 2019-3, Class A1, CMO, ARM 2.764%, 8/25/49 (1)	3,663	3,696
COLT Mortgage Loan Trust Series 2020-3, Class A1, CMO, ARM 1.506%, 4/27/65 (1)	8,540	8,604
Connecticut Avenue Securities Series 2017-C05, Class 1ED3, CMO, ARM 1M USD LIBOR + 1.20%, 1.35%, 1/25/30	4,027	3,915
Connecticut Avenue Securities Series 2018-C02, Class 2EB2, CMO, ARM 1M USD LIBOR + 0.90%, 1.05%, 8/25/30	4,815	4,676
Connecticut Avenue Securities Series 2018-C03, Class 1EB2, CMO, ARM 1M USD LIBOR + 0.85%, 1.00%, 10/25/30	5,000	4,908
Connecticut Avenue Securities Series 2018-C03, Class 1ED2, CMO, ARM 1M USD LIBOR + 0.85%, 1.00%, 10/25/30	3,066	3,018
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M1, CMO, ARM 1M USD LIBOR + 0.80%, 0.95%, 1/25/40 (1)	1,346	1,346
Deephaven Residential Mortgage Trust Series 2017-1A, Class A3, CMO, ARM 3.485%, 12/26/46 (1)	207	208
Deephaven Residential Mortgage Trust Series 2017-3A, Class A1, CMO, ARM 2.577%, 10/25/47 (1)	83	84
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, CMO, ARM 2.976%, 12/25/57 (1)	267	268
Deephaven Residential Mortgage Trust Series 2018-2A, Class A1, CMO, ARM 3.479%, 4/25/58 (1)	675	689
Deephaven Residential Mortgage Trust Series 2018-3A, Class A1, CMO, ARM 3.789%, 8/25/58 (1)	2,364	2,375
Deephaven Residential Mortgage Trust Series 2018-4A, Class A1, CMO, ARM 4.08%, 10/25/58 (1)	1,735	1,749
Deephaven Residential Mortgage Trust Series 2019-1A, Class A1, CMO, ARM 3.743%, 1/25/59 (1)	2,673	2,703

Deephaven Residential Mortgage Trust Series 2019-1A, Class A2, CMO, ARM 3.897%, 1/25/59 (1)	3,114	3,144
Deephaven Residential Mortgage Trust Series 2019-1A, Class A3, CMO, ARM 3.948%, 1/25/59 (1)	1,557	1,569
Deephaven Residential Mortgage Trust Series 2019-2A, Class A1, CMO, ARM 3.558%, 4/25/59 (1)	1,687	1,702
Deephaven Residential Mortgage Trust Series 2019-2A, Class A2, CMO, ARM 3.661%, 4/25/59 (1)	958	971
Deephaven Residential Mortgage Trust Series 2019-2A, Class A3, CMO, ARM 3.763%, 4/25/59 (1)	889	900
Deephaven Residential Mortgage Trust Series 2019-3A, Class A1, CMO, ARM 2.964%, 7/25/59 (1)	2,646	2,679
Deephaven Residential Mortgage Trust Series 2020-1, Class A1, CMO, ARM 2.339%, 1/25/60 (1)	1,568	1,586
Ellington Financial Mortgage Trust Series 2019-2, Class A1, CMO, ARM 2.739%, 11/25/59 (1)	5,308	5,436
Ellington Financial Mortgage Trust Series 2020-1, Class A1, CMO, ARM 2.006%, 5/25/65 (1)	2,543	2,580
Ellington Financial Mortgage Trust Series 2020-2, Class A1, CMO, ARM 1.178%, 10/25/65 (1)	9,635	9,638
Freddie Mac Whole Loan Securities Trust Series 2016-SC02, Class M1, CMO, ARM 3.605%, 10/25/46	666	667
Galton Funding Mortgage Trust Series 2018-1, Class A43, CMO, ARM 3.50%, 11/25/57 (1)	188	189
Galton Funding Mortgage Trust Series 2019-1, Class A42, CMO, ARM 4.00%, 2/25/59 (1)	896	904
Galton Funding Mortgage Trust Series 2019-2, Class A42, CMO, ARM 3.50%, 6/25/59 (1)	1,653	1,670

Galton Funding Mortgage Trust Series 2019-H1, Class A1, CMO, ARM 2.657%, 10/25/59 (1)	4,147	4,228
Galton Funding Mortgage Trust Series 2020-H1, Class A1, CMO, ARM 2.31%, 1/25/60 (1)	6,955	7,074
Galton Funding Mortgage Trust Series 2020-H1, Class A2, CMO, ARM 2.413%, 1/25/60 (1)	4,550	4,590
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1, CMO, ARM 1.382%, 9/27/60 (1)	4,500	4,526
Homeward Opportunities Fund I Trust Series 2018-1, Class A1, CMO, ARM 3.766%, 6/25/48 (1)	590	594
Homeward Opportunities Fund I Trust Series 2019-1, Class A1, CMO, ARM 3.454%, 1/25/59 (1)	3,717	3,755
Homeward Opportunities Fund I Trust Series 2019-1, Class A2, CMO, ARM 3.556%, 1/25/59 (1)	2,400	2,428
Homeward Opportunities Fund I Trust Series 2019-1, Class A3, CMO, ARM 3.606%, 1/25/59 (1)	1,068	1,079
Homeward Opportunities Fund I Trust Series 2019-2, Class A1, CMO, ARM 2.702%, 9/25/59 (1)	2,841	2,878
Homeward Opportunities Fund I Trust Series 2019-3, Class A1, CMO, ARM 2.675%, 11/25/59 (1)	8,341	8,487
Homeward Opportunities Fund I Trust Series 2020-2, Class A1, CMO, ARM 1.657%, 5/25/65 (1)	7,089	7,162
JPMorgan Mortgage Trust Series 2020-INV1, Class A4, CMO, ARM 3.50%, 8/25/50 (1)	5,531	5,653
JPMorgan Mortgage Trust Series 2020-INV2, Class A4A, CMO, ARM 2.50%, 10/25/50 (1)	4,079	4,125
JPMorgan Mortgage Trust Series 2020-LTV1, Class A4, CMO, ARM 3.50%, 6/25/50 (1)	6,243	6,290

New Residential Mortgage Loan Trust Series 2019-NQM1, Class A1, CMO, ARM 3.675%, 1/25/49 (1)	1,321	1,330
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A1, CMO, ARM 3.60%, 4/25/49 (1)	4,745	4,814
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A2, CMO, ARM 3.701%, 4/25/49 (1)	1,540	1,562
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A3, CMO, ARM 3.752%, 4/25/49 (1)	1,275	1,292
New Residential Mortgage Loan Trust Series 2019-NQM3, Class A1, CMO, ARM 2.802%, 7/25/49 (1)	2,648	2,679
New Residential Mortgage Loan Trust Series 2019-NQM5, Class A1, CMO, ARM 2.71%, 11/25/59 (1)	4,076	4,183
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1, CMO, ARM 2.464%, 1/26/60 (1)	4,946	5,050
OBX Trust Series 2018-EXP1, Class 2A1, CMO, ARM 1M USD LIBOR + 0.85%, 1.00%, 4/25/48 (1)	1,880	1,890
OBX Trust Series 2019-EXP2, Class 2A1A, CMO, ARM 1M USD LIBOR + 0.90%, 1.05%, 6/25/59 (1)	784	784
OBX Trust Series 2019-EXP3, Class 2A1, CMO, ARM 1M USD LIBOR + 0.90%, 1.05%, 10/25/59 (1)	1,026	1,026
OBX Trust Series 2020-EXP1, Class 1A8, CMO, ARM 3.50%, 2/25/60 (1)	1,840	1,897
OBX Trust Series 2020-EXP1, Class 2A1A, CMO, ARM 1M USD LIBOR + 0.75%, 0.90%, 2/25/60 (1)	6,711	6,812
OBX Trust Series 2020-EXP3, Class 1A8, CMO, ARM 3.00%, 1/25/60 (1)	12,641	12,974
OBX Trust Series 2020-INV1, Class A11, CMO, ARM 1M USD LIBOR + 0.90%, 1.049%, 12/25/49 (1)	2,107	2,109

Sequoia Mortgage Trust Series 2018-CH1, Class A1, CMO, ARM 4.00%, 2/25/48 (1)	1,347	1,381
Sequoia Mortgage Trust Series 2018-CH1, Class A11, CMO, ARM 3.50%, 2/25/48 (1)	236	238
Sequoia Mortgage Trust Series 2018-CH2, Class A12, CMO, ARM 4.00%, 6/25/48 (1)	816	819
Sequoia Mortgage Trust Series 2018-CH4, Class A11, CMO, ARM 4.00%, 10/25/48 (1)	271	271
SG Residential Mortgage Trust Series 2019-3, Class A1, CMO, ARM 2.703%, 9/25/59 (1)	1,424	1,444
SG Residential Mortgage Trust Series 2020-2, Class A1, CMO, ARM 1.381%, 5/25/65 (1)	12,337	12,344
Starwood Mortgage Residential Trust Series 2018-IMC2, Class A1, CMO, ARM 4.121%, 10/25/48 (1)	1,017	1,055
Starwood Mortgage Residential Trust Series 2019-1, Class A1, CMO, ARM 2.941%, 6/25/49 (1)	4,379	4,442
Starwood Mortgage Residential Trust Series 2019-IMC1, Class A1, CMO, ARM 3.468%, 2/25/49 (1)	2,923	2,944
Starwood Mortgage Residential Trust Series 2019-IMC1, Class A2, CMO, ARM 3.651%, 2/25/49 (1)	2,726	2,748
Starwood Mortgage Residential Trust Series 2019-IMC1, Class A3, CMO, ARM 3.754%, 2/25/49 (1)	1,363	1,367
Starwood Mortgage Residential Trust Series 2019-INV1, Class A1, CMO, ARM 2.61%, 9/27/49 (1)	3,442	3,503
Structured Agency Credit Risk Debt Notes Series 2020-HQA3, Class M1, CMO, ARM 1M USD LIBOR + 1.55%, 1.70%, 7/25/50 (1)	5,260	5,266
Structured Agency Credit Risk Debt Notes Series 2017-DNA1, Class M1, CMO, ARM 1M USD LIBOR + 0.70%, 0.85%, 1/25/50 (1)	483	484

Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M1, CMO, ARM 1M USD LIBOR + 1.20%, 1.35%, 10/25/29	81	81
Structured Agency Credit Risk Debt Notes Series 2017-DNA3, Class M1, CMO, ARM 1M USD LIBOR + 0.75%, 0.90%, 3/25/30	129	129
Structured Agency Credit Risk Debt Notes Series 2018-DNA3, Class M1, CMO, ARM 1M USD LIBOR + 0.75%, 0.90%, 9/25/48 (1)	5	5
Structured Agency Credit Risk Debt Notes Series 2018-HQA2, Class M1, CMO, ARM 1M USD LIBOR + 0.75%, 0.90%, 10/25/48 (1)	353	353
Structured Agency Credit Risk Debt Notes Series 2018-HRP2, Class M2, CMO, ARM 1M USD LIBOR + 1.25%, 1.40%, 2/25/47 (1)	1,395	1,385
Structured Agency Credit Risk Debt Notes Series 2020- DNA2, Class M1, CMO, ARM 1M USD LIBOR + 0.75%, 0.90%, 2/25/50 (1)	1,591	1,592
Structured Agency Credit Risk Debt Notes Series 2020-DNA3, Class M1, CMO, ARM 1M USD LIBOR + 1.50%, 0.165%, 6/25/50 (1)	4,349	4,354
Structured Agency Credit Risk Debt Notes Series 2020-DNA4, Class M1, CMO, ARM 1M USD LIBOR + 1.50%, 0.165%, 8/25/50 (1)	6,450	6,461
Structured Agency Credit Risk Debt Notes Series 2020-DNA5, Class M1, CMO, ARM SOFR + 1.30%, 1.388%, 10/25/50 (1)	4,155	4,163
Structured Agency Credit Risk Debt Notes Series 2020-HQA1, Class M1, CMO, ARM 1M USD LIBOR + 0.75%, 0.90%, 1/25/50 (1)	1,282	1,284
Structured Agency Credit Risk Debt Notes Series 2020-HQA4, Class M1, CMO, ARM 1M USD LIBOR + 1.30%, 1.45%, 9/25/50 (1)	8,080	8,091
Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class M1, CMO, ARM SOFR + 1.10%, 1.191%, 11/25/50 (1)	8,775	8,775
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (1)	40	40
Towd Point Mortgage Trust Series 2016-3, Class A1, CMO, ARM 2.25%, 4/25/56 (1)	608	615

Towd Point Mortgage Trust Series 2016-4, Class A1, CMO, ARM 2.25%, 7/25/56 (1)	93	94
Towd Point Mortgage Trust Series 2017-1, Class A1, CMO, ARM 2.75%, 10/25/56 (1)	152	156
Towd Point Mortgage Trust Series 2017-3, Class A1, CMO, ARM 2.75%, 7/25/57 (1)	270	278
Towd Point Mortgage Trust Series 2017-4, Class A1, CMO, ARM 2.75%, 6/25/57 (1)	385	398
Towd Point Mortgage Trust Series 2017-5, Class A1, CMO, ARM 1M USD LIBOR + 0.60%, 0.75%, 2/25/57 (1)	469	466
Towd Point Mortgage Trust Series 2017-6, Class A1, CMO, ARM 2.75%, 10/25/57 (1)	850	876
Towd Point Mortgage Trust Series 2018-2, Class A1, CMO, ARM 3.25%, 3/25/58 (1)	1,243	1,297
Verus Securitization Trust Series 2018-2, Class A1, CMO, ARM 3.677%, 6/1/58 (1)	639	644
Verus Securitization Trust Series 2018-2, Class A2, CMO, ARM 3.779%, 6/1/58 (1)	454	457
Verus Securitization Trust Series 2018-2, Class A3, CMO, ARM 3.83%, 6/1/58 (1)	561	565
Verus Securitization Trust Series 2018-3, Class A1, CMO, ARM 4.108%, 10/25/58 (1)	1,440	1,478
Verus Securitization Trust Series 2018-3, Class A2, CMO, ARM 4.18%, 10/25/58 (1)	578	582
Verus Securitization Trust Series 2018-3, Class A3, CMO, ARM 4.282%, 10/25/58 (1)	968	972
Verus Securitization Trust Series 2018-INV1, Class A1, CMO, ARM 3.626%, 3/25/58 (1)	995	1,004

Verus Securitization Trust Series 2018-INV2, Class A1FX, CMO, ARM 4.148%, 10/25/58 (1)	1,002	1,018
Verus Securitization Trust Series 2019-1, Class A1, CMO, ARM 3.836%, 2/25/59 (1)	2,620	2,641
Verus Securitization Trust Series 2019-1, Class A2, CMO, ARM 3.938%, 2/25/59 (1)	3,548	3,576
Verus Securitization Trust Series 2019-1, Class A3, CMO, ARM 4.04%, 2/25/59 (1)	1,484	1,495
Verus Securitization Trust Series 2019-2, Class A1, CMO, ARM 3.211%, 5/25/59 (1)	3,661	3,707
Verus Securitization Trust Series 2019-2, Class A2, CMO, ARM 3.345%, 5/25/59 (1)	2,711	2,745
Verus Securitization Trust Series 2019-2, Class A3, CMO, ARM 3.448%, 5/25/59 (1)	1,356	1,371
Verus Securitization Trust Series 2019-3, Class A1, CMO, STEP 2.784%, 7/25/59 (1)	6,549	6,694
Verus Securitization Trust Series 2019-4, Class A1, CMO, STEP 2.642%, 11/25/59 (1)	6,651	6,801
Verus Securitization Trust Series 2019-INV1, Class A1, CMO, ARM 3.402%, 12/25/59 (1)	5,921	6,094
Verus Securitization Trust Series 2019-INV1, Class A2, CMO, ARM 3.504%, 12/25/59 (1)	2,992	3,035
Verus Securitization Trust Series 2019-INV1, Class A3, CMO, ARM 3.658%, 12/25/59 (1)	1,223	1,244
Verus Securitization Trust Series 2019-INV1, Class M1, CMO, ARM 4.034%, 12/25/59 (1)	455	460
Verus Securitization Trust Series 2019-INV2, Class A1, CMO, ARM 2.913%, 7/25/59 (1)	3,081	3,162

Verus Securitization Trust Series 2019-INV3, Class A1, CMO, ARM 2.692%, 11/25/59 (1)	4,079	4,185
Verus Securitization Trust Series 2020-1, Class A1, CMO, STEP 2.417%, 1/25/60 (1)	5,252	5,349
Verus Securitization Trust Series 2020-2, Class A1, CMO, ARM 2.226%, 5/25/60 (1)	6,471	6,534
Verus Securitization Trust Series 2020-4, Class A1, CMO, STEP 1.502%, 5/25/65 (1)	3,721	3,746
Verus Securitization Trust Series 2020-5, Class A1, CMO, STEP 1.218%, 5/25/65 (1)	8,831	8,839
Verus Securitization Trust Series 2020-INV1, Class A1, CMO, ARM 1.977%, 3/25/60 (1)	3,198	3,241
Vista Point Securitization Trust Series 2020-1, Class A1, CMO, ARM 1.763%, 3/25/65 (1)	7,097	7,150
Vista Point Securitization Trust Series 2020-2, Class A1, CMO, ARM 1.475%, 4/25/65 (1)	9,302	9,340
		403,683
Total Non-U.S. Government Mortgage-Backed Securities (Cost $454,427)		**456,901**

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 0.0%

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.0% (3)

Federal Home Loan Mortgage, CMO, ARM		
1M USD LIBOR + 0.35%, 0.491%, 2/15/45	350	351
1M USD LIBOR + 0.40%, 0.55%, 1/25/45	286	287
Federal National Mortgage Assn., UMBS, 4.50%, 1/1/27	2	2
		640
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $640)		**640**

MUNICIPAL SECURITIES 2.8%

COLORADO 0.0%

Denver Airport System Revenue, Series C, 0.877%, 11/15/23	1,175	1,176
		1,176

CONNECTICUT 0.0%

Connecticut, Series A, GO, 2.50%, 7/1/22	1,000	1,031
		1,031

FLORIDA 0.1%

Broward County Airport System Revenue, Series C, 1.936%, 10/1/22	1,000	1,010
Florida Dev. Finance, Nova Southeastern Univ., 1.645%, 4/1/21	750	751
Florida Dev. Finance, Nova Southeastern Univ., 1.795%, 4/1/22	1,255	1,260
		3,021

ILLINOIS 0.7%

Chicago O'hare Int'l. Airport, Series D, 0.959%, 1/1/23	5,335	5,332
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.708%, 12/1/22	680	685
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%, 12/1/23	645	652
Illinois, GO, 4.875%, 5/1/21	650	659
Illinois, GO, 5.00%, 2/1/22	6,570	6,816
Illinois, Series A, GO, 2.25%, 10/1/22	6,500	6,363
Illinois, Series A, GO, 5.25%, 5/1/22	1,500	1,570
Metropolitan Pier & Exposition Auth., McCormick Place, Series B, 5.00%, 12/15/20 (6)	545	546
		22,623

MARYLAND 0.1%

Maryland Stadium Auth., Series C, 0.801%, 5/1/21	1,500	1,501
Maryland Stadium Auth., Series C, 1.001%, 5/1/22	1,260	1,263

Maryland Stadium Auth., Series C, 1.125%, 5/1/23	500	502
		3,266
MICHIGAN 0.1%		
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A, 1.503%, 7/1/23	250	253
Michigan Fin. Auth., Series A-1, 0.897%, 6/1/22	2,000	2,000
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23	2,125	2,130
		4,383
NEW YORK 1.3%		
Long Island Power Auth., Series C, 0.659%, 3/1/22	1,000	998
Long Island Power Auth., Series C, 0.764%, 3/1/23	1,720	1,714
Metropolitan Transportation Auth., Series A-2S, BAN, 4.00%, 2/1/22	730	741
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%, 5/15/22	9,865	10,215
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Build America Bonds, 5.00%, 2/1/23	2,655	2,896
Port Auth. of New York & New Jersey, Consolidated Notes, Series AAA, 1.086%, 7/1/23	20,115	20,345
Port Auth. of New York & New Jersey, Series C, 0.50%, 12/8/20	6,000	6,000
		42,909
OREGON 0.1%		
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.65%, 8/15/22	500	502
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.73%, 8/15/23	1,710	1,722
		2,224
PENNSYLVANIA 0.0%		
Philadelphia Water & Wastewater Revenue, Series B, 0.693%, 11/1/21	250	250

Philadelphia Water & Wastewater Revenue, Series B, 0.743%, 11/1/22	500	501
Philadelphia Water & Wastewater Revenue, Series B, 0.864%, 11/1/23	255	255
		1,006
TENNESSEE 0.1%		
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48 (Tender 5/1/23)	2,500	2,695
		2,695
TEXAS 0.2%		
Central Texas Regional Mobility Auth., Senior Lien, Series C, 1.345%, 1/1/24	500	499
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.307%, 1/1/22	150	150
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.486%, 1/1/23	170	169
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.645%, 1/1/24	510	506
Dallas/Fort Worth Int'l. Airport, Series C, 1.041%, 11/1/23	500	504
Houston Airport System, Series C, 0.883%, 7/1/22	725	725
Houston Airport System, Series C, 1.054%, 7/1/23	1,240	1,242
North Texas Tollway Auth., First Tier Bonds, 0.92%, 1/1/24	1,000	1,002
		4,797
WEST VIRGINIA 0.1%		
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 0.947%, 6/1/22	1,520	1,520
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 1.193%, 6/1/23	2,415	2,417
		3,937
Total Municipal Securities (Cost $92,724)		**93,068**

SHORT-TERM INVESTMENTS 10.8%

CERTIFICATES OF DEPOSIT 0.1%

Yankee 0.1%

Intesa Sanpaolo, 2.85%, 1/5/21 (7)	3,000	3,006
		3,006

COMMERCIAL PAPER 10.7%

4(2) 9.4% (8)

Albemarle, 0.41%, 1/19/21	5,000	4,997
Albemarle, 0.501%, 1/8/21	15,000	14,993
Anthem, 0.10%, 12/1/20	10,000	10,000
Bacardi Martini, 0.421%, 12/11/20	8,050	8,050
BASF, 2.061%, 5/7/21	10,000	9,990
Conagra Foods, 0.904%, 4/8/21	25,000	24,942
Crown Castle Int'l, 0.41%, 12/9/20	20,000	19,998
Crown Castle Int'l, 0.461%, 12/16/20	7,000	6,999
Duke Energy, 0.10%, 12/1/20	10,000	10,000
Energy Transfer Partners, 0.608%, 12/1/20	15,000	15,000
Ford Motor Credit, 2.987%, 12/28/20	7,000	6,990
Harley-Davidson Financial, 0.501%, 1/21/21	5,000	4,997
Harley-Davidson Financial, 0.551%, 1/12/21	10,000	9,995
Harley-Davidson Financial, 0.601%, 1/6/21	5,000	4,998
Intercontinentalexchange, 0.452%, 9/23/21	10,000	9,950
Ovintiv, 0.96%, 12/7/20	31,900	31,895
Plains All American Pipeline, 0.50%, 12/2/20	17,500	17,500
Plains All American Pipeline, 0.533%, 12/3/20	17,800	17,800
Southern California Edison, 0.31%, 12/21/20	5,000	4,999
Southern California Edison, 0.40%, 1/8/21	5,000	4,999
Southern California Edison, 0.453%, 12/7/20	10,000	10,000
Syngenta Wilmington, 0.732%, 12/31/20	25,000	24,981

Total Capital, 0.08%, 12/1/20	24,600	24,600
Total Capital, 2.041%, 4/23/21	5,000	4,995
Walgreens Boots Alliance, 0.451%, 2/22/21	10,000	9,994
		313,662
Non-4(2) 1.3%		
Baptist Memorial Health Care, TECP, 0.75%, 12/14/20	25,726	25,727
Chi Taxable Senior B, 1.708%, 2/17/21	15,000	14,994
Chi Taxable Senior B, 1.759%, 2/24/21	2,000	1,999
		42,720
		356,382
MONEY MARKET FUNDS 0.0%		
T. Rowe Price Government Reserve Fund, 0.09% (9)(10)	1	1
Total Short-Term Investments (Cost $359,191)		**359,389**
Total Investments in Securities		
100.0% of Net Assets (Cost $3,293,319)		**$ 3,318,012**

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,341,524 and represents 40.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(4) At November 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Non-income producing
(6) Escrowed to maturity
(7) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

The accompanying notes are an integral part of these financial statements.

November 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has two classes of shares: the Ultra Short-Term Bond Fund (Investor Class) and the Ultra Short-Term Bond Fund–I Class (I Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and Exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended November 30, 2020, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2020, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2020, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2020, securities valued at $1,190,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2020, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $593,000. As of November 30, 2020, securities valued at $876,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2020, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 4% of net assets.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2020, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 5% of net assets.

Options The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and credit rating: and, for options written, potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2020, the volume of the fund’s activity in options, based on underlying notional amounts, was approximately 1% of net assets of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2020, the notional amount of protection sold by the fund totaled $82,000,000 (2.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended November 30, 2020, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 3% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

LIBOR The fund may invest in instruments that are tied to reference rates, including LIBOR. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced a decision to transition away from LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $1,385,340,000 and $502,978,000, respectively, for the six months ended November 30, 2020. Purchases and sales of U.S. government securities aggregated $42,225,000 and $30,544,000, respectively, for the six months ended November 30, 2020.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2020, the cost of investments for federal income tax purposes was $3,293,594,000. Net unrealized gain aggregated $23,890,000 at period-end, of which $26,753,000 related to appreciated investments and $2,863,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At November 30, 2020, the effective annual group fee rate was 0.28%. Effective July 1, 2019, Price Associates has contractually agreed, at least through September 30, 2021, to waive a portion of its management fee in order to limit the fund’s management fees to 0.20% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated or modified by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $1,291,000 and allocated ratably in the amounts of $1,113,000 for the Investor Class, $178,000 for the I Class, for the six months ended November 30, 2020.

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2020 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $495,000 remain subject to repayment by the fund at November 30, 2020. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended November 30, 2020, expenses incurred pursuant to these service agreements were $34,000 for Price Associates; $107,000 for T. Rowe Price Services, Inc.; and $4,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2020, approximately 13% of the I Class’s outstanding shares were held by Price Funds and accounts.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

As of November 30, 2020, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 119,234,265 shares of the Investor Class, representing 21% of the Investor Class’s net assets and 7,949,081 shares of the I Class, representing 9% of the I Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2021